Changes in assets and liabilities arising from financing activities (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Assets | Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1, 2017	₩ 153,343
Changes from cash flows	48,500
Amortization of discount on borrowings and debentures	0
Changes in foreign currency exchange rate	0
Others	(197,875)
Balance at December 31, 2017	3,968
Liability
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1, 2017	69,633,302
Changes from cash flows	10,842,197
Amortization of discount on borrowings and debentures	17,606
Changes in foreign currency exchange rate	(658,686)
Others	(755,682)
Balance at December 31, 2017	79,078,737
Liability | Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1, 2017	12,276
Changes from cash flows	10,211
Amortization of discount on borrowings and debentures	0
Changes in foreign currency exchange rate	0
Others	128,819
Balance at December 31, 2017	151,306
Liability | Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1, 2017	25,294,241
Changes from cash flows	3,047,844
Amortization of discount on borrowings and debentures	1,480
Changes in foreign currency exchange rate	(22,850)
Others	(734,105)
Balance at December 31, 2017	27,586,610
Liability | Debentures
Changes in assets and liabilities arising from financing activities [Line Items]
Balance at January 1, 2017	44,326,785
Changes from cash flows	7,784,142
Amortization of discount on borrowings and debentures	16,126
Changes in foreign currency exchange rate	(635,836)
Others	(150,396)
Balance at December 31, 2017	₩ 51,340,821